Long-Term Debt - Credit Facilities (Details) - USD ($) $ in Thousands		1 Months Ended						9 Months Ended		12 Months Ended
		Mar. 31, 2015	May. 31, 2014	Nov. 30, 2013	Jun. 30, 2013	May. 31, 2013	Apr. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2015	Jul. 31, 2012
Line of Credit Facility [Line Items]
Long-term Debt, Outstanding Borrowings								$ 8,750,000		$ 6,500,000	$ 4,100,000
Loss on extinguishment of debt								96,273	$ 114,335	114,335	131,576	$ 0
2015 Credit Facilities [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity													$ 4,600,000
Line of Credit Facility, Remaining Borrowing Capacity								4,300,000
Long-term Debt, Outstanding Borrowings	[1],[2]							250,000		0
Debt Instrument, Fee Amount								$ 88,200
Line Of Credit Facility Insurance Premium Percentage Of Drawn Amount								0.45%
Line Of Credit Facility, Commitment Fee, Percentage Of Margin On Undrawn Commitment, per annum								40.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage, per annum								0.70%
Line of Credit Facility, Amortization Period								18 years
Debt Instrument, Description of Variable Rate Basis								LIBOR
2015 Credit Facilities [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives								65.00%
2013 Credit Facilities [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity						$ 5,900,000					5,900,000
Line of Credit Facility, Remaining Borrowing Capacity										2,700,000	4,900,000
Long-term Debt, Outstanding Borrowings										0	100,000
Debt Instrument, Fee Amount										$ 144,000
Line Of Credit Facility, Commitment Fee, Percentage Of Margin On Undrawn Commitment, per annum										40.00%
Line of Credit Facility, Amortization Period										18 years
Debt Instrument, Description of Variable Rate Basis										LIBOR
Proceeds from (Repayments of) Lines of Credit					$ 100,000
Line of Credit Facility, Decrease		$ 1,800,000	$ 2,100,000	$ 885,000
Loss on extinguishment of debt			$ 114,300	$ 43,300				$ 96,300
2013 Credit Facilities [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives										75.00%
2013 Credit Facilities [Member] | Construction [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate										2.30%
2013 Credit Facilities [Member] | Construction [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate										3.00%
2013 Credit Facilities [Member] | Operations [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate										2.30%
2013 Credit Facilities [Member] | Operations [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate										3.25%
2012 Credit Facilities [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity														$ 3,600,000
Debt Instrument, Description of Variable Rate Basis										LIBOR
Line of Credit Facility, Decrease						$ 100,000	$ 1,400,000
Loss on extinguishment of debt											88,300
2012 Credit Facilities [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives										75.00%
2012 Credit Facilities [Member] | Construction [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate										3.50%
2012 Credit Facilities [Member] | Operations [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate										3.75%
2021 Senior Notes [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Outstanding Borrowings								$ 2,000,000		$ 2,000,000	$ 2,000,000
Debt Instrument, Increase, Net							$ 500,000

[1]	Matures on the earlier of December 31, 2020 or the second anniversary of the completion date of Trains 1 through 5 of the Liquefaction Project.
[2]	Variable interest rate, at our election, is LIBOR or the base rate plus the applicable margin. The applicable margins for LIBOR loans range from 1.30% to 1.75%, depending on the applicable 2015 Credit Facility, and the applicable margin for base rate loans is 1.75%. Interest on LIBOR loans is due and payable at the end of each LIBOR period, and interest on base rate loans is due and payable at the end of each quarter.